Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-15244
Entity Registrant Name	Credit Suisse Group AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Paradeplatz 8
Entity Address, City or Town	Zurich
Entity Address, Postal Zip Code	8001
Entity Address, Country	CH
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,436,249,909
Entity Central Index Key	0001159510
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	David R. Mathers
Entity Address, Address Line One	Paradeplatz 8
Entity Address, City or Town	Zurich
Entity Address, Postal Zip Code	8001
Entity Address, Country	CH
City Area Code	+41 44
Local Phone Number	333 1111
American Depositary Shares each representing one Share [Member]
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares each representing one Share
Trading Symbol	CS
Security Exchange Name	NYSE
Bank | Credit Suisse FI Large Cap Growth Enhanced ETNs due June 13, 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse FI Large Cap Growth Enhanced ETNs due June 13, 2024 Linked to the Russell 1000® Growth Index Total Return
Trading Symbol	FLGE
Security Exchange Name	NYSEArca
Bank | VelocityShares VIX Short Term ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ VIX Short Term ETNs Linked to the S&P 500 VIX Short-Term Futures™ Index due December 4, 2030
Trading Symbol	VIIX
Security Exchange Name	NASDAQ
Bank | VelocityShares Daily 2x VIX Short Term ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ Daily 2x VIX Short Term ETNs Linked to the S&P 500 VIX Short-Term Futures™ Index due December 4, 2030
Trading Symbol	TVIX
Security Exchange Name	NASDAQ
Bank | VelocityShares Daily Inverse VIX Medium Term ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ Daily Inverse VIX Medium Term ETNs Linked to the S&P 500 VIX Mid-Term Futures™ Index due December 4, 2030
Trading Symbol	ZIV
Security Exchange Name	NASDAQ
Bank | VelocityShares 3x Long Gold ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ 3x Long Gold ETNs Linked to the S&P GSCI® Gold Index ER due October 14, 2031
Trading Symbol	UGLD
Security Exchange Name	NASDAQ
Bank | VelocityShares 3x Long Silver ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ 3x Long Silver ETNs Linked to the S&P GSCI® Silver Index ER due October 14, 2031
Trading Symbol	USLV
Security Exchange Name	NASDAQ
Bank | VelocityShares 3x Inverse Gold ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ 3x Inverse Gold ETNs Linked to the S&P GSCI® Gold Index ER due October 14, 2031
Trading Symbol	DGLD
Security Exchange Name	NASDAQ
Bank | VelocityShares 3x Inverse Silver ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ 3x Inverse Silver ETNs Linked to the S&P GSCI® Silver Index ER due October 14, 2031
Trading Symbol	DSLV
Security Exchange Name	NASDAQ
Bank | VelocityShares 3x Long Natural Gas ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ 3x Long Natural Gas ETNs Linked to the S&P GSCI® Natural Gas Index ER due February 9, 2032
Trading Symbol	UGAZ
Security Exchange Name	NYSEArca
Bank | VelocityShares 3x Inverse Natural Gas ETNs [Member]
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares™ 3x Inverse Natural Gas ETNs Linked to the S&P GSCI® Natural Gas Index ER due February 9, 2032
Trading Symbol	DGAZ
Security Exchange Name	NYSEArca
Bank | Credit Suisse X-Links Gold Shares Covered Call ETNs due February 2, 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Gold Shares Covered Call ETNs due February 2, 2033
Trading Symbol	GLDI
Security Exchange Name	NASDAQ
Bank | Credit Suisse X-Links Silver Shares Covered Call ETNs due April 21, 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Silver Shares Covered Call ETNs due April 21, 2033
Trading Symbol	SLVO
Security Exchange Name	NASDAQ
Bank | Credit Suisse S&P MLP Index ETNs due December 4, 2034 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse S&P MLP Index ETNs due December 4, 2034 Linked to the S&P MLP Index
Trading Symbol	MLPO
Security Exchange Name	NYSEArca
Bank | Credit Suisse X-Links Multi-Asset High Income ETNs due September 28, 2035 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Multi-Asset High Income ETNs due September 28, 2035
Trading Symbol	MLTI
Security Exchange Name	NYSEArca
Bank | Credit Suisse X-Links Monthly Pay 2xLeveraged Alerian MLP Index ETNs due May 16, 2036[Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Monthly Pay 2xLeveraged Alerian MLP Index ETNs due May 16, 2036
Trading Symbol	AMJL
Security Exchange Name	NYSEArca
Bank | Credit Suisse X-Links Monthly Pay 2xLeveraged Mortgage REIT ETNs due July 11, 2036 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Monthly Pay 2xLeveraged Mortgage REIT ETNs due July 11, 2036
Trading Symbol	REML
Security Exchange Name	NYSEArca
Bank | Credit Suisse X-Links Crude Oil Shares Covered Call ETNs due April 24, 2037 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Crude Oil Shares Covered Call ETNs due April 24, 2037
Trading Symbol	USOI
Security Exchange Name	NASDAQ
Bank | Credit Suisse FI Enhanced Europe 50 ETNs due May 11, 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse FI Enhanced Europe 50 ETNs due May 11, 2028 Linked to the STOXX® Europe 50 USD (Gross Return) Index
Trading Symbol	FEUL
Security Exchange Name	NYSEArca